Stock Plans, Share-Based Payments and Warrants - Summary of Restricted Stock Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Shares, Granted	2,911,829	352,519
Weighted Average Grant Date Fair Value, Granted	$ 0.56	$ 0.45
Restricted Stock [Member]
Class of Warrant or Right [Line Items]
Shares, Nonvested Beginning Balance	132,077	75,450
Shares, Granted	617,795	132,077
Shares, Vested	(248,690)	(75,450)
Shares, Nonvested Ending Balance	501,182	132,077
Weighted Average Grant Date Fair Value, Nonvested Beginning Balance	$ 0.86	$ 0.66
Weighted Average Grant Date Fair Value, Granted	0.48	0.86
Weighted Average Grant Date Fair Value, Vested	0.73	0.66
Weighted Average Grant Date Fair Value, Nonvested Ending Balance	$ 0.46	$ 0.86